Investment in associates and joint ventures - Detail movement (Detail) - Detail movement [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detail movement [line items]
Investments in joint ventures, beginning balance	€ 39	€ 0	€ 31
Additional investment	0	875	0
Transfer from receivables		(444)	444
Transfer to receivebles	0
Share in loss of joint venture	(39)	(392)	(475)
Investments in joint ventures, ending balance	0	€ 39	€ 0
Gain From Remeasurement Previously Held	770
Accounted For As Business Combination	€ (770)